Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2019	$ 314
2020	230
2021	203
2022	182
2023	260
2024 to 2028	1,562
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2019	39
2020	30
2021	28
2022	27
2023	26
2024 to 2028	$ 139